Income Taxes (Schedule of Significant Components of Deferred Tax Assets) (Details) - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 5,614,100	$ 3,811,900	$ 2,727,900
Valuation allowance	(5,630,200)	(3,846,400)	(2,800,800)
Property and equipment		7,100	72,500
Property and equipment	(16,700)
Inventory allowance	5,400	5,400
Warranty accrual	27,400	22,000	400
Net Deferred Tax Assets